Summary of Significant Accounting Policies - Schedule of Depreciation and Expected Useful Lives of Equipment (Details)	Jun. 30, 2025
Office Equipment and Furniture [Member]
Schedule of Depreciation and Expected Useful Lives of Equipment [Line Items]
Useful lives of plant and equipment	5 years
Transportation Vehicles [Member]
Schedule of Depreciation and Expected Useful Lives of Equipment [Line Items]
Useful lives of plant and equipment	5 years
Mechanical Equipment [Member]
Schedule of Depreciation and Expected Useful Lives of Equipment [Line Items]
Useful lives of plant and equipment	10 years
Buildings [Member]
Schedule of Depreciation and Expected Useful Lives of Equipment [Line Items]
Useful lives of plant and equipment	20 years